Investment Managers Series Trust II
235 W. Galena Street
Milwaukee, Wisconsin 53212

January 14, 2016

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 “F” Street, N.E.
Washington, DC 20549

Re:	Investment Managers Series Trust II (the “Trust”)
File Nos. 333-191476 and 811-22894 on behalf
of Kaizen Hedged Premium Spreads Fund

Ladies and gentlemen:

On behalf of the Fund, we are filing today through EDGAR, pursuant to the requirements of Rule 497(e) under the Securities Act of 1933, as amended (the “Securities Act”), XBRL interactive data files relating to revised Fees and Expenses (Item 4 to Form N1-A) in the Prospectus for the Fund, which were filed electronically with the Securities and Exchange Commission pursuant to Rule 497(e) under the Securities Act on December 31, 2015 (Accession No. 0001398344-15-008663). The purpose of this filing is to submit an XBRL interactive data file in the manner provided by Rule 405 of Regulation S-T and General Instruction C.3.(g) of Form N-1A.

If you have any questions or require further information, do not hesitate to contact the undersigned at (626) 914-1360.

Sincerely,

/s/ JOY AUSILI
Joy Ausili
Investment Managers Series Trust II